SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of number and weighted average exercise prices of share options
	2018			2017
	Options (000’s)	Weighted average exercise price		Options (000’s)	Weighted average exercise price
Outstanding, beginning of year	8,237	C$	1.22	9,049	C$	1.18
Granted	1,810		1.59	1,101		1.63
Forfeited/Expired	(1,134)		1.71	(468)		1.71
Exercised	(591)		0.76	(1,445)		1.08
Outstanding, end of year	8,322	C$	1.27	8,237	C$	1.22
Exercisable, end of year	6,461	C$	1.15	5,448	C$	1.08

Disclosure of range of exercise prices of outstanding share options
Exercise price	Options outstanding (000’s)	Weighted average remaining contractual life (years)	Options exercisable (000’s)
C$0.65	1,897	1.43	1,897
C$0.71	1,376	1.95	1,376
C$0.86	250	0.84	250
C$1.31	1,153	0.49	1,153
C$1.57	336	4.09	121
C$1.60	1,262	4.45	200
C$1.63	684	3.44	363
C$2.00	8	0.05	8
C$2.16	435	2.99	310
C$2.19	917	2.44	783
	8,318	2.29	6,461

Disclosure of detailed information about options, valuation assumptions
	2018	2017
Risk-free interest rate	1.95%	0.79%
Expected life (years)	2.89	2.63
Annualized volatility	62%	68%
Forfeiture rate	14%	13%

Disclosure of detailed information about warrants, valuation assumptions

Share price at measurement date	C$	1.47
Risk-free interest rate		0.69%
Expected life (years)		1.5
Annualized volatility		88%

Deferred share units [Member]
Disclosure of number and weighted average exercise prices of share options
	2018			2017
	Number of units	Weighted average grant date fair value (C$/unit)		Number of units	Weighted average grant date fair value (C$/unit)
Balance at January 1	89,200	C$	1.59	–	C$	–
Granted	183,000		1.59	89,200		1.59
Settled	(20,800)		1.62	–		–
Outstanding at December 31	251,400	C$	1.59	89,200	C$	1.59

Restricted share units [Member]
Disclosure of number and weighted average exercise prices of share options
	2018			2017
	Number of units	Weighted average grant date fair value (C$/unit)		Number of units	Weighted average grant date fair value (C$/unit)
Balance at January 1	476,600	C$	1.61	–	C$	–
Granted	585,200		1.59	483,000		1.61
Settled	(170,799)		1.61	–		–
Cancelled	(157,334)		1.61	(6,400)		1.65
Outstanding at December 31	733,667	C$	1.59	476,600	C$	1.61